Contingent Liability	12 Months Ended
Jun. 30, 2012
Contingent Liability [Text Block]
10.	Contingent Liability

On January 23, 2007, Focused Investor Relations Marketing Inc. commenced an action in Ontario, Canada against the Company seeking payment in the amount of $84,000 pursuant to an oral agreement. This action was dismissed by the Ontario Superior Court of Justice during the year ended June 30, 2012.